Expense Example - Class I R Shares - Alger Mid Cap Growth Institutional Fund - IR	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years
USD ($)	137	428	739	1,624	186	576	990	2,148